Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Dividend Income recognized	$ 24	$ 16	$ 82	$ 63
Allowance for credit losses on debt securities	8,133	3,769	8,133	3,769
Provision (recovery) of credit losses	2,188	655	6,325	2,138
Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	7		7		$ 4
Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	2		2		1
Provision (recovery) of credit losses	1		1
Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses on debt securities	5		5		$ 3
Provision (recovery) of credit losses	(6)		2	(2)
Securities disposed [member] | Securities [member]
Disclosure of detailed information about financial instruments [line items]
Disposal of equity securities	$ 7	4	35	316
Gain (loss) on sale of equity securities measured at fair value		$ (1)	$ 6	67
Dividend Income recognized				$ 3